Consolidated Statements of Stockholders' Equity (Deficit) Statement - USD ($) $ in Thousands		Total		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Noncontrolling Interest in Variable Interest Entity		$ 4,280
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		$ 755,423
Beginning Balance (in shares) at Dec. 31, 2016		165,538,447
Beginning Balance at Dec. 31, 2016				$ 1,655	$ (107,628)	$ 857,116	$ 0
Issuance of common stock under employee benefit plans (in Shares)		1,582,698
Issuance of common stock under employee benefit plans				(16)	(16)
Adjustments to Additional Paid in Capital, Other		$ 2,063
Other Noncontrolling Interests		(4,233)
Stock-based compensation expense		$ 3,138
Stock Repurchased During Period, Shares		(13,346,389)
Treasury Stock, Retired, Par Value Method, Amount		$ (133)
Treasury Stock, Retired, Cost Method, Amount		(29,867)
Stock Repurchased and Retired During Period, Value		(30,000)
Payments to Acquire Additional Interest in Subsidiaries		(2,170)
Income Tax Effects Allocated Directly to Equity, Cumulative Effect of Change in Accounting Principle		7,617
Exchange of debt		0
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		111,882
Statement of Comprehensive Income [Abstract]
Net Income (Loss) Attributable to Parent		110,748				110,748
Net Income (Loss) Attributable to Nonredeemable Noncontrolling Interest		(47)
Net Income (Loss), Including Portion Attributable to Nonredeemable Noncontrolling Interest		110,701
Other Comprehensive Income (Loss), Securities, Available-for-sale, Adjustment, before Tax		$ 1,181	[1]				1,181
Ending Balance (in shares) at Dec. 31, 2017		153,774,756
Ending Balance at Dec. 31, 2017				1,538	(102,443)	945,614	1,181
Statement of Comprehensive Income [Abstract]
Stock Issued		$ 0
Purchased call options cost		0
Noncontrolling Interest in Variable Interest Entity		0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		$ 845,890
Issuance of common stock under employee benefit plans (in Shares)		(601,668)
Issuance of common stock under employee benefit plans		$ (58)		6	6	58
Stock-based compensation expense		$ 4,407
Stock Repurchased During Period, Shares		(16,660,566)
Treasury Stock, Retired, Par Value Method, Amount		$ (167)
Treasury Stock, Value, Acquired, Cost Method		(2,103)
Treasury Stock, Retired, Cost Method, Amount		(48,266)
Stock Repurchased and Retired During Period, Value		(50,536)
Exchange of debt		0
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		(70,040)
Net Income (Loss) Attributable to Parent		(68,859)				(68,859)
Net Income (Loss), Including Portion Attributable to Nonredeemable Noncontrolling Interest		(68,859)
Other Comprehensive Income (Loss), Securities, Available-for-sale, Adjustment, before Tax		$ (1,181)	[1]				(1,181)
Ending Balance (in shares) at Dec. 31, 2018		136,512,522
Ending Balance at Dec. 31, 2018		$ 729,779		1,365	(98,030)	828,547	0
Statement of Comprehensive Income [Abstract]
Stock Issued		0
Purchased call options cost		0
Treasury Stock, Value		(2,103)
Noncontrolling Interest in Variable Interest Entity		0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		$ 729,779
Issuance of common stock under employee benefit plans (in Shares)		729,191
Issuance of common stock under employee benefit plans		$ (8)		(7)	(7)	8
Adjustments to Additional Paid in Capital, Other								$ 426
Stock-based compensation expense		$ 6,907
Stock Repurchased During Period, Shares		(26,321,293)
Treasury Stock, Retired, Par Value Method, Amount		$ (263)
Reduction in Treasury stock held		(2,103)
Treasury Stock, Retired, Cost Method, Amount		(87,312)
Stock Repurchased and Retired During Period, Value		(85,472)
Noncontrolling Interest, Increase from Subsidiary Equity Issuance		784
Exchange of debt					(36,963)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		(70,691)
Net Income (Loss) Attributable to Parent		(70,411)				(70,411)
Net Income (Loss) Attributable to Nonredeemable Noncontrolling Interest		(280)
Net Income (Loss), Including Portion Attributable to Nonredeemable Noncontrolling Interest		(70,691)
Other Comprehensive Income (Loss), Securities, Available-for-sale, Adjustment, before Tax	[1]	$ 0
Ending Balance (in shares) at Dec. 31, 2019		124,302,616
Ending Balance at Dec. 31, 2019		$ 593,200		1,243	(78,875)	$ 670,832	$ 0
Statement of Comprehensive Income [Abstract]
Noncontrolling Interest, Period Increase (Decrease)		$ 358
Stock Issued During Period, Shares, New Issues		13,382,196.000000
Stock Issued		$ 45,901		$ 134
Stock Issued During Period, Value, New Issues					$ 45,767
Purchased call options cost		3,025
Treasury Stock, Value		0
Noncontrolling Interest in Variable Interest Entity		78
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		$ 593,278

[1]	Net of tax of ($314) and $314 for the years ended December 31, 2018 and 2017, respectively.